Segment Reporting - Summary of Operating Segments (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2022 SGD ($)	Dec. 31, 2021 SGD ($)
Disclosure of operating segments [line items]
Revenue	$ 499,280	$ 658,351	$ 664,120	$ 555,198
Omnichannel CX solutions [Member]
Disclosure of operating segments [line items]
Revenue	299,590	395,040	384,184	334,047
Sales and digital marketing [Member]
Disclosure of operating segments [line items]
Revenue	133,796	176,423	166,506	114,718
Content, trust and safety [Member]
Disclosure of operating segments [line items]
Revenue	61,438	81,012	109,496	103,538
Other business process services and other services [member]
Disclosure of operating segments [line items]
Revenue	$ 4,456	$ 5,876	$ 3,934	$ 2,895